Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 14,332	$ 11,280
Research and development credits	6,509	6,472
Federal orphan drug credits	7,228	5,666
Other	1,881	1,497
Total deferred tax assets	29,950	24,915
Valuation allowance	(29,950)	(24,915)
Net deferred tax assets